MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS FEBRUARY 29, 2000         NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Global utilities stocks posted strong returns during the 12-month period ended February 29, 2000, amid some market volatility. During the first half of the period, electricity stocks and other value-oriented utilities outperformed the more growth-oriented telecommunications issues. During the second half of the period, however, telecommunications and other technology-oriented stocks dominated the equity markets both in the United States and overseas. In Europe, telecom stocks further benefited from a number of high-profile corporate transactions, most notably the Vodafone AirTouch takeover bid for Mannesmann.

PERFORMANCE

For the 12-month period ended February 29, 2000, Morgan Stanley Dean Witter Global Utilities Fund's Class B shares returned 29.81 percent, compared to a return of 18.73 percent for the broad-based Morgan Stanley Capital International World Index (MSCI World Index). The Fund's outperformance relative to its benchmark index is attributable to its overweighting of telecom stocks during the year. For the same period, the Fund's Class A, C and D shares had total returns of 30.68 percent, 29.73 percent and 31.08 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges. The accompanying chart compares the performance of the Fund to that of the MSCI World Index.

PORTFOLIO STRATEGY

The Fund's investment strategy during the fiscal year included moderating its telecommunications position in light of that sector's exceptional performance during the second half of the period. While telecommunications holdings continued to represent more than half of invested assets at fiscal year-end, positions of value-oriented utilities, which had been out of favor, were increased.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS FEBRUARY 29, 2000, CONTINUED

Among the new stocks added to the portfolio during the fiscal year was NTT Mobile Communication Network, Japan's dominant cellular communications company that is successfully selling a cell-phone-to-Internet service. Portfolio additions in the United States included Calpine, Dynegy, Level 3 Communications and Metromedia Fiber Network.

LOOKING AHEAD

After a very strong year for telecommunications stocks, we believe that the more traditional utilities sectors, which have been out of favor, could begin to reflect their value and perform more strongly in the months ahead. These utilities companies are poised to benefit from deregulation and diversification into new business areas. We believe that the Fund, with its exposure to both the dynamic telecommunication sector and traditional utilities companies, is well positioned to participate in any future growth of those sectors.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                    /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                         PRESIDENT

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FUND PERFORMANCE FEBRUARY 29, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 CLASS B SHARES
($ in Thousands)

                 FUND     MSCI WORLD(4)
May 1994          10,000         10,000
February 1995      9,913         10,098
February 1996     11,773         12,495
February 1997     13,293         14,172
February 1998     16,757         17,588
February 1999     21,382         19,822
February 2000  27,657(3)         23,535

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR
    CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF
    CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                  AVERAGE ANNUAL TOTAL RETURNS
   -------------------------------------------------------------------------------------------
                    CLASS B*                                        CLASS A**
   -------------------------------------------     -------------------------------------------
   PERIOD ENDED 2/29/00                            PERIOD ENDED 2/29/00
   -------------------------                       -------------------------
   1 Year                     29.81%(1) 24.81%(2)  1 Year                     30.68%(1) 23.82%(2)
   5 Year                     22.87 (1) 22.69 (2)  Since Inception (7/28/97)  28.33 (1) 25.69 (2)
   Since Inception (5/31/94)  19.43 (1) 19.36 (2)

                     CLASS C+                                          CLASS D#
   --------------------------------------------      --------------------------------------------
   PERIOD ENDED 2/29/00                              PERIOD ENDED 2/29/00
   -------------------------                         -------------------------
   1 Year                     29.73%(1)  28.73%(2)   1 Year                     31.08%(1)
   Since Inception (7/28/97)  27.36 (1)  27.36 (2)   Since Inception (7/28/97)  28.68 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value after the deduction of a 1% contingent deferred sales charge
     (CDSC), assuming a complete redemption on February 29, 2000.
(4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not take into account the Fund's expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
**   The maximum front-end sales charge for Class A is 5.25%.
 + The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 29, 2000

NUMBER OF
  SHARES                                                                                                         VALUE
--------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (94.1%)
            AUSTRALIA (0.7%)
            ENERGY
1,325,000   Australian Gas Light Company Ltd................................................................  $  6,597,076
                                                                                                              ------------

            BERMUDA (1.2%)
            TELECOMMUNICATIONS
  255,000   Global Crossing Ltd.*...........................................................................    11,889,375
                                                                                                              ------------

            CANADA (5.1%)
            ELECTRONIC DATA PROCESSING
  600,000   Sanga International Inc.(a).....................................................................       --
                                                                                                              ------------
            ENERGY
  520,000   Enbridge Inc....................................................................................     9,499,518
  275,000   TransCanada Pipelines Ltd.......................................................................     1,876,810
                                                                                                              ------------
                                                                                                                11,376,328
                                                                                                              ------------
            TELECOMMUNICATIONS
  270,000   AT&T Canada, Inc. (Class B)*....................................................................    15,626,250
  180,000   BCT.Telus Communications Inc. (Non-Voting) (Class A)............................................     4,907,624
  163,233   BCT.Telus Communications, Inc. (Voting).........................................................     4,388,589
                                                                                                              ------------
                                                                                                                24,922,463
                                                                                                              ------------
            TELECOMMUNICATION EQUIPMENT
  115,000   Nortel Networks Corp............................................................................    12,724,045
                                                                                                              ------------

            TOTAL CANADA....................................................................................    49,022,836
                                                                                                              ------------
            DENMARK (1.4%)
            TELECOMMUNICATIONS
  160,000   Tele Danmark AS (B Shares)......................................................................    13,173,684
                                                                                                              ------------
            FINLAND (1.4%)
            TELECOMMUNICATION EQUIPMENT
   70,000   Nokia Oyj (A Shares)............................................................................    13,984,299
                                                                                                              ------------
            FRANCE (3.6%)
            ENGINEERING & CONSTRUCTION
   70,000   Suez Lyonnaise des Eaux.........................................................................    11,552,247
  101,454   Vivendi.........................................................................................    11,945,417
                                                                                                              ------------
                                                                                                                23,497,664
                                                                                                              ------------
NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS
   70,000   France Telecom S.A. (ADR).......................................................................  $ 11,515,000
                                                                                                              ------------

            TOTAL FRANCE....................................................................................    35,012,664
                                                                                                              ------------

            GERMANY (2.8%)
            DIVERSIFIED ELECTRONIC PRODUCTS
   32,000   Siemens AG......................................................................................     5,728,834
                                                                                                              ------------
            ELECTRIC UTILITIES
  125,000   RWE AG..........................................................................................     4,186,121
  220,000   VEBA AG.........................................................................................     9,851,741
                                                                                                              ------------
                                                                                                                14,037,862
                                                                                                              ------------
            TELECOMMUNICATIONS
   94,000   Deutsche Telecom AG.............................................................................     7,883,516
                                                                                                              ------------

            TOTAL GERMANY...................................................................................    27,650,212
                                                                                                              ------------

            ITALY (2.0%)
            TELECOMMUNICATIONS
  644,000   Telecom Italia SpA..............................................................................    11,317,959
                                                                                                              ------------
            WIRELESS COMMUNICATIONS
  580,000   Telecom Italia Mobile SpA.......................................................................     7,920,576
                                                                                                              ------------

            TOTAL ITALY.....................................................................................    19,238,535
                                                                                                              ------------

            JAPAN (1.7%)
            TELECOMMUNICATIONS
      480   Nippon Telegraph & Telephone Corp...............................................................     6,620,089
                                                                                                              ------------
            WIRELESS COMMUNICATIONS
      250   NTT Mobile Communication Network, Inc...........................................................    10,048,997
                                                                                                              ------------

            TOTAL JAPAN.....................................................................................    16,669,086
                                                                                                              ------------

            NETHERLANDS (2.1%)
            AIR FREIGHT/DELIVERY SERVICES
  147,000   TNT Post Group NV...............................................................................     3,651,726
                                                                                                              ------------
            TELECOMMUNICATIONS
  135,000   Koninklijke KPN NV..............................................................................    17,204,596
                                                                                                              ------------

            TOTAL NETHERLANDS...............................................................................    20,856,322
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 29, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
            NEW ZEALAND (0.5%)
            TELECOMMUNICATIONS
1,080,000   Telecom Corporation of New Zealand Ltd..........................................................  $  4,492,692
                                                                                                              ------------
            PORTUGAL (2.2%)
            ELECTRIC UTILITIES
  360,000   EDP-Electricidade de Portugal, S.A..............................................................     7,202,348
                                                                                                              ------------
            TELECOMMUNICATIONS
  550,000   Portugal Telecom S.A. (Registered Shares).......................................................     7,839,990
                                                                                                              ------------
            WIRELESS COMMUNICATIONS
  250,000   Telecel-Comunicacoes Pessoais, S.A..............................................................     5,814,728
                                                                                                              ------------

            TOTAL PORTUGAL..................................................................................    20,857,066
                                                                                                              ------------

            SPAIN (2.9%)
            ELECTRIC UTILITIES
  475,000   Empresa Nacional de Electricidad S.A............................................................    10,071,542
  340,000   Iberdrola S.A...................................................................................     4,275,586
                                                                                                              ------------
                                                                                                                14,347,128
                                                                                                              ------------
            TELECOMMUNICATIONS
  464,100   Telefonica S.A.*................................................................................    13,369,902
                                                                                                              ------------

            TOTAL SPAIN.....................................................................................    27,717,030
                                                                                                              ------------

            SWEDEN (1.6%)
            TELECOMMUNICATION EQUIPMENT
  160,000   Ericsson (L.M.) Telephone Co. AB (Series "B" Free)..............................................    15,348,380
                                                                                                              ------------

            SWITZERLAND (0.9%)
            ELECTRICAL PRODUCTS
   80,000   ABB Ltd.........................................................................................     8,531,090
                                                                                                              ------------

            UNITED KINGDOM (7.0%)
            ELECTRIC UTILITIES
  360,000   Independent Energy Holdings PLC (ADR)*..........................................................    17,775,000
1,600,000   Scottish Power PLC..............................................................................    12,141,210
                                                                                                              ------------
                                                                                                                29,916,210
                                                                                                              ------------
NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS
   63,000   COLT Telecom Group PLC (ADR)*...................................................................  $ 14,600,250
  250,000   Energis PLC*....................................................................................    12,640,520
                                                                                                              ------------
                                                                                                                27,240,770
                                                                                                              ------------
            WIRELESS COMMUNICATIONS
  190,000   Vodafone AirTouch PLC (ADR).....................................................................    10,960,625
                                                                                                              ------------

            TOTAL UNITED KINGDOM............................................................................    68,117,605
                                                                                                              ------------

            UNITED STATES (57.0%)
            CABLE TELEVISION
  129,800   AT&T Corp. - Liberty Media Group (Class A)*.....................................................     6,782,050
   61,600   Comcast Corp. (Class A Special)*................................................................     2,618,000
   93,200   Cox Communications, Inc. (Class A)*.............................................................     4,234,775
   98,300   MediaOne Group, Inc.*...........................................................................     7,716,550
                                                                                                              ------------
                                                                                                                21,351,375
                                                                                                              ------------
            COMPUTER COMMUNICATIONS
  105,000   Cisco Systems, Inc.*............................................................................    13,873,125
                                                                                                              ------------
            DIVERSIFIED COMMERCIAL SERVICES
  280,000   Convergys Corp.*................................................................................    10,780,000
                                                                                                              ------------
            ELECTRIC UTILITIES
  205,000   AES Corp. (The)*................................................................................    17,181,562
  110,000   Allegheny Energy, Inc...........................................................................     2,853,125
  155,000   Calpine Corp.*..................................................................................    14,182,500
  300,000   CMS Energy Corp.................................................................................     5,025,000
  150,000   Consolidated Edison, Inc........................................................................     4,134,375
  290,000   Constellation Energy Group, Inc.................................................................     8,627,500
  300,000   Dominion Resources, Inc.........................................................................    11,006,250
  735,000   DPL, Inc........................................................................................    15,802,500
  345,000   DQE, Inc........................................................................................    16,042,500
  130,000   DTE Energy Co...................................................................................     3,924,375
  245,000   Duke Energy Corp................................................................................    11,882,500
  555,000   Edison International............................................................................    14,603,437
  485,000   Energy East Corp................................................................................    10,185,000
  220,000   FPL Group, Inc..................................................................................     8,497,500
  225,000   Montana Power Co................................................................................     8,859,375
  275,000   New Century Energies, Inc.......................................................................     7,442,187
  350,000   PECO Energy Co..................................................................................    13,059,375
  345,000   PG & E Corp.....................................................................................     7,115,625
  240,000   Pinnacle West Capital Corp......................................................................     6,630,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 29, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
  500,000   Reliant Energy, Inc.............................................................................  $ 10,281,250
  370,000   Southern Co.....................................................................................     8,209,375
  200,000   Texas Utilities Co..............................................................................     6,525,000
  530,000   UtiliCorp United, Inc...........................................................................     8,678,750
                                                                                                              ------------
                                                                                                               220,749,061
                                                                                                              ------------
            ENERGY
  190,000   Columbia Energy Group...........................................................................    11,210,000
  269,100   Dynegy, Inc. (Class A)..........................................................................    12,614,062
  245,000   El Paso Energy Corp.............................................................................     9,080,313
  275,000   ENRON Corp......................................................................................    18,975,000
  430,000   KeySpan Corp....................................................................................     8,761,250
                                                                                                              ------------
                                                                                                                60,640,625
                                                                                                              ------------
            MEDIA CONGLOMERATES
   73,600   Time Warner Inc.................................................................................     6,292,800
                                                                                                              ------------
            TELECOMMUNICATIONS
  120,000   ALLTEL Corp.....................................................................................     6,960,000
  250,900   AT&T Corp.......................................................................................    12,403,869
  252,000   Bell Atlantic Corp..............................................................................    12,332,250
  435,000   BellSouth Corp..................................................................................    17,726,250
  290,000   BroadWing Inc.*.................................................................................     8,609,375
  110,000   General Motors Corp. (Class H)*.................................................................    13,255,000
  295,000   Global Telesystems Group, Inc.*.................................................................     7,375,000
  205,000   GTE Corp........................................................................................    12,095,000
  100,000   Level 3 Communications, Inc.*...................................................................    11,381,250
  255,000   MCI WorldCom, Inc.*.............................................................................    11,379,375
   77,000   Metromedia Fiber Network, Inc. (Class A)*.......................................................     5,534,375
  285,000   Qwest Communications International, Inc.*.......................................................    13,216,875
  382,408   SBC Communications, Inc.........................................................................    14,531,504
  190,000   Sprint Corp. (FON Group)........................................................................    11,590,000
  182,977   U.S. West, Inc..................................................................................    13,288,705
  109,800   Williams Communications Group, Inc.*............................................................     4,886,100
                                                                                                              ------------
                                                                                                               176,564,928
                                                                                                              ------------
            TELECOMMUNICATION EQUIPMENT
   84,700   American Tower Corp. (Class A)*.................................................................     4,171,475
  140,000   Lucent Technologies, Inc........................................................................     8,330,000
   47,800   Motorola, Inc...................................................................................     8,149,900
                                                                                                              ------------
                                                                                                                20,651,375
                                                                                                              ------------
NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
            WIRELESS COMMUNICATIONS
  220,000   Sprint Corp. (PCS Group)*.......................................................................  $ 11,385,000
  125,500   WinStar Communications, Inc.*...................................................................     9,710,563
                                                                                                              ------------
                                                                                                                21,095,563
                                                                                                              ------------

            TOTAL UNITED STATES.............................................................................   551,998,852
                                                                                                              ------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $587,144,487)..................................................................   911,156,804

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (b) (5.7%)
            U.S. GOVERNMENT AGENCY
$  55,300   Federal Home Loan Mortgage Corp. 5.72% due 03/01/00 (AMORTIZED $55,300,000).....................    55,300,000
                                                                                                              ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $642,444,487) (c)........................................................   99.8%    966,456,804

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.2       1,778,359
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 968,235,163
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  Issuer in bankruptcy.
(b) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $365,928,253 and the aggregate gross unrealized depreciation is $41,915,936, resulting in net unrealized appreciation of $324,012,317.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
SUMMARY OF INVESTMENTS FEBRUARY 29, 2000

                                                                                                                PERCENT OF
INDUSTRY                                                                                             VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Air Freight/Delivery Services...................................................................  $  3,651,726      0.4%
Cable Television................................................................................    21,351,375      2.2
Computer Communications.........................................................................    13,873,125      1.4
Diversified Commercial Services.................................................................    10,780,000      1.1
Diversified Electronic Products.................................................................     5,728,834      0.6
Electric Utilities..............................................................................   286,252,609     29.6
Electrical Products.............................................................................     8,531,090      0.9
Energy..........................................................................................    78,614,029      8.1
Engineering & Construction......................................................................    23,497,664      2.4
Media Conglomerates.............................................................................     6,292,800      0.6
Telecommunications..............................................................................   334,034,964     34.5
Telecommunication Equipment.....................................................................    62,708,099      6.5
U.S. Government Agency..........................................................................    55,300,000      5.7
Wireless Communications.........................................................................    55,840,489      5.8
                                                                                                  ------------    -----
                                                                                                  $966,456,804     99.8%
                                                                                                  ------------    -----
                                                                                                  ------------    -----

                                                                                                                PERCENT OF
TYPE OF INVESTMENT                                                                                   VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................................  $911,156,804     94.1%
Short-Term Investment...........................................................................    55,300,000      5.7
                                                                                                  ------------    -----
                                                                                                  $966,456,804     99.8%
                                                                                                  ------------    -----
                                                                                                  ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000

ASSETS:
Investments in securities, at value
  (identified cost $642,444,487)..............................................................  $966,456,804
Cash..........................................................................................        90,490
Receivable for:
    Shares of beneficial interest sold........................................................     2,950,607
    Dividends.................................................................................     1,599,820
    Foreign withholding taxes reclaimed.......................................................       262,863
Prepaid expenses and other assets.............................................................        46,221
                                                                                                ------------
     TOTAL ASSETS.............................................................................   971,406,805
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................     1,879,148
    Plan of distribution fee..................................................................       658,866
    Investment management fee.................................................................       486,606
Accrued expenses and other payables...........................................................       147,022
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     3,171,642
                                                                                                ------------
     NET ASSETS...............................................................................  $968,235,163
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $590,399,384
Net unrealized appreciation...................................................................   323,986,897
Accumulated undistributed net investment income...............................................     1,703,867
Accumulated undistributed net realized gain...................................................    52,145,015
                                                                                                ------------
     NET ASSETS...............................................................................  $968,235,163
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $13,313,234
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       664,947
     NET ASSET VALUE PER SHARE................................................................        $20.02
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $21.13
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $944,600,427
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    47,210,555
     NET ASSET VALUE PER SHARE................................................................        $20.01
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $10,155,772
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       510,405
     NET ASSET VALUE PER SHARE................................................................        $19.90
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................      $165,730
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         8,261
     NET ASSET VALUE PER SHARE................................................................        $20.06
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2000

NET INVESTMENT INCOME

INCOME
Dividends (net of $620,639 foreign withholding tax)...........................................  $ 14,280,120
Interest......................................................................................     3,466,542
                                                                                                ------------

     TOTAL INCOME.............................................................................    17,746,662
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        21,390
Plan of distribution fee (Class B shares).....................................................     6,954,294
Plan of distribution fee (Class C shares).....................................................        71,998
Investment management fee.....................................................................     4,920,659
Transfer agent fees and expenses..............................................................       815,156
Custodian fees................................................................................       119,537
Registration fees.............................................................................       111,979
Shareholder reports and notices...............................................................       110,764
Professional fees.............................................................................        91,647
Trustees' fees and expenses...................................................................        12,493
Organizational expenses.......................................................................        11,988
Other.........................................................................................        12,294
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    13,254,199
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     4,492,463
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain/loss on:
    Investments...............................................................................   119,391,644
    Foreign exchange transactions.............................................................        (9,097)
                                                                                                ------------

     NET GAIN.................................................................................   119,382,547
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    83,664,061
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       (20,863)
                                                                                                ------------

     NET APPRECIATION.........................................................................    83,643,198
                                                                                                ------------

     NET GAIN.................................................................................   203,025,745
                                                                                                ------------

NET INCREASE..................................................................................  $207,518,208
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        FEBRUARY 29, 2000  FEBRUARY 28, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................    $  4,492,463       $  3,246,437
Net realized gain.....................................................     119,382,547         77,667,622
Net change in unrealized appreciation.................................      83,643,198         30,477,011
                                                                          ------------       ------------

     NET INCREASE.....................................................     207,518,208        111,391,070
                                                                          ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................         (83,825)           (29,255)
    Class B shares....................................................      (3,039,664)        (2,974,816)
    Class C shares....................................................         (30,462)            (9,401)
    Class D shares....................................................          (1,867)              (828)
Net realized gain
    Class A shares....................................................        (948,759)          (318,524)
    Class B shares....................................................     (80,131,375)       (54,115,225)
    Class C shares....................................................        (832,287)          (216,058)
    Class D shares....................................................         (13,662)            (9,518)
                                                                          ------------       ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................     (85,081,901)       (57,673,625)
                                                                          ------------       ------------
Net increase from transactions in shares of beneficial interest.......     296,584,034         97,890,757
                                                                          ------------       ------------

     NET INCREASE.....................................................     419,020,341        151,608,202

NET ASSETS:
Beginning of period...................................................     549,214,822        397,606,620
                                                                          ------------       ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,703,867 AND
    $376,319, RESPECTIVELY)...........................................    $968,235,163       $549,214,822
                                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc.(the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $174,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of May 31, 1999.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day; 0.65% to the portion of the daily net assets not exceeding $500 million and 0.625% to the portion of the daily net assets exceeding $500 million. Effective May 1, 1999, the Agreement was amended to reduce the annual rate to 0.60% of the portion of daily net assets in excess of $1 billion.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $18,764,652 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2000 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,160, $751,702 and $6,814, respectively and received $45,198 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2000 aggregated $430,605,051 and $361,200,019, respectively.

For the year ended February 29, 2000, the Fund incurred brokerage commissions of $18,702 with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended February 29, 2000, the fund incurred brokerage commissions of $137,545 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2000, the Fund had transfer agent fees and expenses payable of approximately $17,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        FEBRUARY 29, 2000           FEBRUARY 28, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      248,936  $   4,643,609       240,816  $   4,119,117
Reinvestment of dividends and distributions......................       51,630        952,265        19,668        331,877
Acquisition of TCW/DW Global Telecom Trust.......................      179,364      3,214,533       --            --
Redeemed.........................................................     (100,084)    (1,816,074)      (38,156)      (655,888)
                                                                   -----------  -------------   -----------  -------------
Net increase -- Class A..........................................      379,846      6,994,333       222,328      3,795,106
                                                                   -----------  -------------   -----------  -------------
CLASS B SHARES
Sold.............................................................   12,053,173    222,066,989    12,373,472    211,867,538
Reinvestment of dividends and distributions......................    4,049,198     74,773,828     3,000,176     50,663,889
Acquisition of TCW/DW Global Telecom Trust.......................   12,225,911    219,153,286       --            --
Redeemed.........................................................  (12,652,467)  (232,053,322)  (10,108,495)  (171,762,641)
                                                                   -----------  -------------   -----------  -------------
Net increase -- Class B..........................................   15,675,815    283,940,781     5,265,153     90,768,786
                                                                   -----------  -------------   -----------  -------------
CLASS C SHARES
Sold.............................................................      382,126      7,027,864       203,868      3,508,714
Reinvestment of dividends and distributions......................       45,087        828,680        12,557        211,323
Acquisition of TCW/DW Global Telecom Trust.......................       76,323      1,361,239       --            --
Redeemed.........................................................     (191,340)    (3,559,146)      (28,900)      (493,816)
                                                                   -----------  -------------   -----------  -------------
Net increase -- Class C..........................................      312,196      5,658,637       187,525      3,226,221
                                                                   -----------  -------------   -----------  -------------
CLASS D SHARES
Sold.............................................................      203,662      3,579,874         5,348         91,912
Reinvestment of dividends and distributions......................          805         14,784           523          8,837
Redeemed.........................................................     (203,024)    (3,604,375)           (6)          (105)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) -- Class D...............................        1,443         (9,717)        5,865        100,644
                                                                   -----------  -------------   -----------  -------------
Net increase in Fund.............................................   16,369,300  $ 296,584,034     5,680,871  $  97,890,757
                                                                   ===========  =============   ===========  =============

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $18,000 during fiscal 2000.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

As of February 29, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $9,097.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 29, 2000, there were no outstanding forward contracts.

8. ACQUISITION OF TCW/DW GLOBAL TELECOM TRUST

On June 28, 1999, the Fund acquired all the net assets of TCW/DW Global Telecom Trust ("Global") based on the respective valuations as of the close of business on June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Global on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 179,364 Class A shares of the Fund at a net asset value of $17.92 per share for 216,883 Class A shares of Global; 12,225,911 Class B shares of the Fund at a net asset value of $17.93 per share for 15,004,147 Class B shares of Global; and 76,323 Class C shares of the Fund at a net asset value of $17.84 per share for 93,581 Class C shares of Global. The net assets of the Fund and Global immediately before the acquisition were $603,906,296 and $223,729,058, respectively, including unrealized appreciation of $55,835,844 for Global. Immediately after the acquisition, the combined net assets of the Fund amounted to $827,635,354.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each year:

                                                                                                    FOR THE PERIOD
                                                               FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED              ENDED             THROUGH
                                                             FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 28, 1998
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES=/=

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $  17.16           $  15.10           $  13.77
                                                                 --------           --------           --------

Income from investment operations:
   Net investment income....................................         0.23               0.21               0.07
   Net realized and unrealized gain.........................         4.78               4.02               1.76
                                                                 --------           --------           --------

Total income from investment operations.....................         5.01               4.23               1.83
                                                                 --------           --------           --------

Less dividends and distributions from:
   Net investment income....................................        (0.20)             (0.21)             (0.07)
   Net realized gain........................................        (1.95)             (1.96)             (0.43)
                                                                 --------           --------           --------

Total dividends and distributions...........................        (2.15)             (2.17)             (0.50)
                                                                 --------           --------           --------

Net asset value, end of period..............................     $  20.02           $  17.16           $  15.10
                                                                 ========           ========           ========

TOTAL RETURN+...............................................        30.68%             28.37%             13.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.06%(3)           1.10%(3)           1.18%(2)

Net investment income.......................................         1.25%(3)           1.30%(3)           0.88%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $13,313             $4,892               $948

Portfolio turnover rate.....................................           52%                40%                14%

---------------------

 *   The date shares were first issued.
=/= The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE YEAR FEBRUARY 28,
                                                              -----------------------------------------------------------------
                                                              2000*=/=       1999=/=      1998++=/=       1997          1996*
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $  17.15      $  15.09      $  12.66      $  11.33      $   9.80
                                                              --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income....................................      0.11          0.12          0.15          0.10          0.18
   Net realized and unrealized gain.........................      4.78          4.01          3.05          1.35          1.64
                                                              --------      --------      --------      --------      --------
Total income from investment operations.....................      4.89          4.13          3.20          1.45          1.82
                                                              --------      --------      --------      --------      --------

Less dividends and distributions from:
   Net investment income....................................     (0.08)        (0.11)        (0.15)        (0.12)        (0.16)
   Net realized gain........................................     (1.95)        (1.96)        (0.62)        --            (0.13)
                                                              --------      --------      --------      --------      --------

Total dividends and distributions...........................     (2.03)        (2.07)        (0.77)        (0.12)        (0.29)
                                                              --------      --------      --------      --------      --------

Net asset value, end of period..............................  $  20.01      $  17.15      $  15.09      $  12.66      $  11.33
                                                              ========      ========      ========      ========      ========

TOTAL RETURN+...............................................     29.81%        27.60%        26.06%        12.91%        18.76%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................      1.74%(1)      1.71%(1)      1.80%         1.82%         1.87%

Net investment income.......................................      0.57%(1)      0.69%(1)      1.08%         0.85%         1.66%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $944,600      $540,820      $396,483      $352,240      $360,347

Portfolio turnover rate.....................................        52%           40%           14%           10%           16%

---------------------

 *   Year ended February 29.
++ Prior to July 28, 1997, the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
=/= The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                    FOR THE PERIOD
                                                               FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED              ENDED             THROUGH
                                                             FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 28, 1998
--------------------------------------------------------------------------------------------------------------------
CLASS C SHARES=/=

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $  17.08           $  15.07           $  13.77
                                                                 --------           --------           --------

Income from investment operations:
   Net investment income....................................         0.09               0.07               0.01
   Net realized and unrealized gain.........................         4.76               4.02               1.76
                                                                 --------           --------           --------

Total income from investment operations.....................         4.85               4.09               1.77
                                                                 --------           --------           --------

Less dividends and distributions from:
   Net investment income....................................        (0.08)             (0.12)             (0.04)
   Net realized gain........................................        (1.95)             (1.96)             (0.43)
                                                                 --------           --------           --------

Total dividends and distributions...........................        (2.03)             (2.08)             (0.47)
                                                                 --------           --------           --------

Net asset value, end of period..............................     $  19.90           $  17.08           $  15.07
                                                                 ========           ========           ========

TOTAL RETURN+...............................................        29.73%             27.36%             13.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.81%(3)           1.85%(3)           1.93%(2)

Net investment income.......................................         0.50%(3)           0.55%(3)           0.06%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $10,156             $3,386               $161

Portfolio turnover rate.....................................           52%                40%                14%

---------------------

 *   The date shares were first issued.
=/= The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                    FOR THE PERIOD
                                                               FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED              ENDED             THROUGH
                                                             FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 28, 1998
--------------------------------------------------------------------------------------------------------------------
CLASS D SHARES=/=

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $  17.18           $  15.11           $  13.77
                                                                 --------           --------           --------

Income from investment operations:
   Net investment income....................................         0.32               0.25               0.09
   Net realized and unrealized gain.........................         4.76               4.03               1.76
                                                                 --------           --------           --------

Total income from investment operations.....................         5.08               4.28               1.85
                                                                 --------           --------           --------

Less dividends and distributions from:
   Net investment income....................................        (0.25)             (0.25)             (0.08)
   Net realized gain........................................        (1.95)             (1.96)             (0.43)
                                                                 --------           --------           --------

Total dividends and distributions...........................        (2.20)             (2.21)             (0.51)
                                                                 --------           --------           --------

Net asset value, end of period..............................     $  20.06           $  17.18           $  15.11
                                                                 ========           ========           ========

TOTAL RETURN+...............................................        31.08%             28.70%             13.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.81%(3)           0.85%(3)           0.92%(2)

Net investment income.......................................         1.50%(3)           1.55%(3)           1.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $166               $117                $14

Portfolio turnover rate.....................................           52%                40%                14%

---------------------

 *   The date shares were first issued.
=/= The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Global Utilities Fund (the "Fund") at February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
APRIL 18, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended February 29, 2000, the Fund paid to its shareholders $1.56 per share from long-term capital gains. For such period, 31.23% of the income paid qualified for the dividends received deduction available to corporations.

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center-Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
GLOBAL UTILITIES
FUND

[PHOTO]

ANNUAL REPORT
FEBRUARY 29, 2000